Risk Management - Concentration Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	$ 827,347	$ 787,436
U.S. and Canada
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	613,403	595,654
Asia and Other
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	213,944	191,782
Insurance contract liabilities and others
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	540,344	522,844
Insurance contract liabilities and others | U.S. and Canada
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	339,534	342,146
Insurance contract liabilities and others | Asia and Other
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	200,810	180,698
Investment contract liabilities
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	346,385	322,941
Investment contract liabilities | U.S. and Canada
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	327,754	305,563
Investment contract liabilities | Asia and Other
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	18,631	17,378
Reinsurance assets
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	59,382	58,349
Reinsurance assets | U.S. and Canada
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	(53,885)	(52,055)
Reinsurance assets | Asia and Other
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	$ (5,497)	$ (6,294)